DESCRIPTION OF THE PLAN (Details) - EBP France	12 Months Ended
	Jun. 30, 2025 EUR (€) fund	Jun. 30, 2024 EUR (€)
EBP, Description of Plan [Line Items]
Number of reserved registered investment funds | fund	5
Requisite service period (in months)	3 months
Participant contribution	€ 3,914,803	€ 2,670,669
Employer contribution maximum investment threshold	€ 177.50
Withdrawal restriction period (in years)	5 years
EBP, Voluntary Complementary Employee Contributions
EBP, Description of Plan [Line Items]
Participant contribution	€ 0
EBP, Employer Matching Contribution, Threshold One
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%
EBP, Employer Matching Contribution, Threshold One | Minimum
EBP, Description of Plan [Line Items]
Employer contribution investment threshold	€ 7.62
EBP, Employer Matching Contribution, Threshold One | Maximum
EBP, Description of Plan [Line Items]
Employer contribution investment threshold	€ 80
EBP, Employer Matching Contribution, Threshold Two
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%
EBP, Employer Matching Contribution, Threshold Two | Minimum
EBP, Description of Plan [Line Items]
Employer contribution investment threshold	€ 80.01
EBP, Employer Matching Contribution, Threshold Two | Maximum
EBP, Description of Plan [Line Items]
Employer contribution investment threshold	€ 275
EBP, Profit Sharing Contributions, Company Savings Plan
EBP, Description of Plan [Line Items]
Employer contribution when no investment direction given, automatic investment, participation	50.00%
Employer contribution when no investment direction given, automatic investment, interessement	100.00%
EBP, Profit Sharing Contributions, Pension Savings Plan
EBP, Description of Plan [Line Items]
Employer contribution when no investment direction given, automatic investment, participation	50.00%
EBP, Profit Sharing Contributions
EBP, Description of Plan [Line Items]
Company contribution vesting percentage	100.00%
EBP, Pension Savings Plan Contributions
EBP, Description of Plan [Line Items]
Maximum investment of remaining vacation days per year	10 days
Investment, Identifier [Axis]: Groupe Procter & Gamble (Option D)
EBP, Description of Plan [Line Items]
Maximum fund investment in monetary products (in percent)	33.33%
Maximum fund investment in common stock (in percent)	66.66%
Investment, Identifier [Axis]: Groupe Procter & Gamble (Option F)
EBP, Description of Plan [Line Items]
Fund investment in bonds or mutual funds (in percent)	80.00%
Fund investment in socially responsible bonds or mutual funds (in percent)	20.00%
Investment, Identifier [Axis]: Groupe Procter & Gamble 5000 (Option C)
EBP, Description of Plan [Line Items]
Maximum fund investment in fixed income products (in percent)	10.00%
Maximum fund investment in equities or mutual funds (in percent)	115.00%
Investment, Identifier [Axis]: Groupe Procter & Gamble Actions (Option A)
EBP, Description of Plan [Line Items]
Minimum fund investment in equities (in percent)	60.00%
Maximum fund investment in equities (in percent)	90.00%
Minimum fund investment in fixed income products (in percent)	25.00%
Maximum fund investment in fixed income products (in percent)	60.00%